ROPES & GRAY LLP
1211 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-8704
WWW.ROPESGRAY.COM

July 24, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:           PNC Funds:  File Nos. 033-00488 and 811-04416

Post-Effective Amendment No. 110 to the Registration Statement

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of PNC Funds (the “Trust”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 110 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 111 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the Trust’s annual update to its Registration Statement and relates only to PNC Limited Maturity Bond Fund, PNC Ultra Short Bond Fund, PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund. The purposes of the Amendment are to (i) make clarifying changes to certain of the above Funds’ investment objectives, (ii) describe the expected use of derivatives in some of the above Funds’ principal investment strategies, and (iii) make certain other non-material changes.

Pursuant to the provisions of Rule 485(a)(1) under the 1933 Act, it is intended that this Amendment become effective on September 28, 2015. The Trust expects to file an amendment pursuant to Rule 485(b) under the 1933 Act on or prior to the effective date of this Amendment.

No fees are required in connection with this filing.  Please direct any questions you may have with respect to this filing to me at (212) 841-5708.

Sincerely,

/s/ Dylan W. Sherwood
Dylan W. Sherwood

cc:                      Jeremy Smith, Ropes & Gray LLP